Note 14 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 1,705,456	$ 1,482,889
Operating earnings (loss)	107,627	90,550
Total assets	837,733	770,964
Cash payments made during the period
Income taxes	43,893	9,968
Interest	9,489	8,648
Non-cash financing activities
Increases in capital lease obligations	1,235	1,785
Other expenses
Operating Leases, Rent Expense	28,977	25,422
Franchisor Operations [Member]
Revenues	114,182	105,077
Operating earnings (loss)	33,960	31,807
Initial franchise fee revenues	4,601	6,054
Depreciation and amortization	5,030	3,923
Total assets	$ 109,889	$ 98,816